Warrants reserve (Details) - $ / shares	3 Months Ended	12 Months Ended
	Nov. 30, 2021	Aug. 31, 2021
Openning balance, Number of stock options	23,681,052	3,289,938
Openning balance, Weighted average exercise price per share	$ 0.94	$ 1.19
Warrants issued. Number of stock options		20,391,114
Warrants issued, Weighted average exercise price per share		$ 0.89
Warrants expired, Number of stock options	(287,901)
Warrants expired, Weighted average exercise price per share	0.93
Ending balance, Number of stock options	23,393,151	23,681,052
Ending balance, Weighted average exercise price per share	$ 0.94	$ 0.94